Skajaquoda Group inc.
1001 Society Drive
Claymont, DE 19703
Tel: (302) 504 4448
Fax: (206) 339 5547

December 23, 2011

Jay Ingram
Legal Branch Chief
U.S. Securities and Exchange Commission
Division of Corporation Finance 100 F Street, N.E.
Washington, D.C. 20549-3561Re:
Skajaquoda Group inc.
Registration Statement on Form S-1 File
No. 333-176727

Dear Mr. Ingram:

Set forth below are the responses of Skajaquoda Group inc., a Delaware corporation ("we" or the "corporation"), to comments received from the staff of the Division of Corporation Finance (the " Staff ") of the U.S. Securities and Exchange Commission (the " Commission ") by letters dated December 22, 2011 with respect to the corporation's Form S-1 initially filed with the Commission on September 8, 2011, File No. 333-176727 (the " Registration Statement "). Concurrently with the submission of this letter, we are refiling through EDGAR Amendment No. 4 to the Registration Statement (" Amendment No. 4 ").

Each response is prefaced by the exact text of the Staff's corresponding comment in bold text. All references to pages numbers and captions in our responses correspond to Amendment No. 4, unless otherwise indicated.

General
1. Please note that we are still reviewing your responses to comments one and two of our letter dated December 14, 2011. We may have further comments after our review is completed.

Consent

2. Please revise to include an updated auditor’s consent as an exhibit to your filing.

Response: We are refiling our registration statement to include exhibit 23.1. No amendments have been made to the registration statement from our filing on 12/19/2011.

Thank you for your assistance and suggestions.

Respectfully submitted,

Skajaquoda Group

By: /s/ Einar Agustsson
---------------------------------
Einar Agustsson
Chief Executive Officer